Net debt - Schedule of changes in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Liabilities from financing activities
Liabilities arising from financing activities at start of year	£ (47,836)	£ (43,778)	£ (46,215)
Proceeds received from loans	(3,237)	(5,563)	(11,908)
Repayment of loans	2,861	1,701	15,260
Payments of lease liabilities	130	118	155
Net movements in short-term borrowings	(925)	(544)	511
Cash inflows on derivatives	(62)	(86)	(190)
Cash outflows on derivatives	106	58	118
Interest paid	1,920	1,627	1,430
Non-net debt financing cash flows	(8)	(18)	(27)
Fair value gains and losses	(56)	(29)	413
Foreign exchange movements	866	718	(1,311)
Interest (charges)/income	(1,958)	(1,848)	(1,828)
Other non-cash movements	(207)	(205)	(283)
Reclassification to held for sale	134	13	97
Liabilities arising from financing activities at end of year	(48,272)	(47,836)	(43,778)
Cash and cash equivalents
Cash and cash equivalents at start of year	559	163	204
Net increase (decrease) in cash and cash equivalents	765	427	(48)
Foreign exchange movements	(23)	(1)	7
Reclassification to held for sale	(123)	(30)	9
Cash and cash equivalents at end of year	1,178	559	163
Financial investments
Financial investments at start of year	3,699	2,605	3,145
Net movements in short-term financial investments	2,606	1,141	(586)
Interest received	(332)	(148)	(65)
Fair value gains and losses	1	4	(18)
Foreign exchange movements	(25)	(49)	61
Interest (charges)/income	338	152	73
Reclassification to held for sale	(534)	(6)	(5)
Financial investments at end of year	5,753	3,699	2,605
Other financing derivatives
Other financing derivatives at start of year	(29)	37	57
Cash inflows on derivatives	(11)	(123)	0
Cash outflows on derivatives	6	0	362
Derivative cash flows included in capital expenditure	9	5	12
Derivative cash flows included in revenue	(8)	(11)
Fair value gains and losses	(7)	60	(394)
Interest (charges)/income	10	7
Other non-cash movements		(4)
Other financing derivatives at end of year	(30)	(29)	37
Net debt
Net debt at start of year	(43,607)	(40,973)	(42,809)
Net increase (decrease) in cash and cash equivalents	765	427	(48)
Proceeds received from loans	(3,237)	(5,563)	(11,908)
Repayment of loans	2,861	1,701	15,260
Payments of lease liabilities	130	118	155
Net movements in short-term borrowings	(925)	(544)	511
Cash inflows on derivatives	(62)	(86)	(190)
Cash outflows on derivatives	106	58	118
Interest paid	1,920	1,627	1,430
Non-net debt financing cash flows	(8)	(18)	(27)
Net movements in short-term financial investments	2,606	1,141	(586)
Cash inflows on derivatives	(11)	(123)	0
Cash outflows on derivatives	6	0	362
Derivative cash flows included in capital expenditure	9	5	12
Interest received	(332)	(148)	(65)
Derivative cash flows included in revenue	(8)
Fair value gains and losses	(62)	35	1
Foreign exchange movements	818	668	(1,243)
Interest (charges)/income	(1,610)	(1,689)	(1,755)
Other non-cash movements	(207)	(209)	(283)
Reclassification to held for sale	(523)	(23)	92
Net debt at end of year	(41,371)	(43,607)	(40,973)
Bank overdrafts			22
Interest payable	477	490	401
Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at start of year	(47,072)	(42,985)	(45,465)
Proceeds received from loans	(3,237)	(5,563)	(11,908)
Repayment of loans	2,861	1,701	15,260
Payments of lease liabilities	130	118	155
Net movements in short-term borrowings	(925)	(544)	511
Interest paid	1,608	1,330	1,277
Non-net debt financing cash flows	(8)	(18)	(27)
Fair value gains and losses	(26)	(69)	367
Foreign exchange movements	866	718	(1,311)
Interest (charges)/income	(1,663)	(1,564)	(1,658)
Other non-cash movements	(207)	(209)	(283)
Reclassification to held for sale	134	13	97
Liabilities arising from financing activities at end of year	(47,539)	(47,072)	(42,985)
Net debt
Proceeds received from loans	(3,237)	(5,563)	(11,908)
Repayment of loans	2,861	1,701	15,260
Payments of lease liabilities	130	118	155
Net movements in short-term borrowings	(925)	(544)	511
Interest paid	1,608	1,330	1,277
Non-net debt financing cash flows	(8)	(18)	(27)
Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at start of year	(764)	(793)	(750)
Cash inflows on derivatives	(62)	(86)	(190)
Cash outflows on derivatives	106	58	118
Interest paid	312	297	153
Fair value gains and losses	(30)	40	46
Interest (charges)/income	(295)	(284)	(170)
Other non-cash movements		4
Liabilities arising from financing activities at end of year	(733)	(764)	(793)
Net debt
Cash inflows on derivatives	(62)	(86)	(190)
Cash outflows on derivatives	106	58	118
Interest paid	312	£ 297	£ 153
Non-current assets
Liabilities from financing activities
Liabilities arising from financing activities at end of year	340
Other financing derivatives
Other financing derivatives at end of year	16
Net debt
Net debt at end of year	356
Non-current assets | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	340
Current assets
Liabilities from financing activities
Liabilities arising from financing activities at end of year	5
Cash and cash equivalents
Cash and cash equivalents at end of year	1,178
Financial investments
Financial investments at end of year	5,753
Other financing derivatives
Other financing derivatives at end of year	14
Net debt
Net debt at end of year	6,950
Current assets | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	5
Current liabilities
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(5,009)
Other financing derivatives
Other financing derivatives at end of year	(8)
Net debt
Net debt at end of year	(5,017)
Current liabilities | Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(4,662)
Current liabilities | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(347)
Non-current liabilities
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(43,608)
Other financing derivatives
Other financing derivatives at end of year	(52)
Net debt
Net debt at end of year	(43,660)
Non-current liabilities | Borrowings
Liabilities from financing activities
Liabilities arising from financing activities at end of year	(42,877)
Non-current liabilities | Financing derivatives used to hedge debt
Liabilities from financing activities
Liabilities arising from financing activities at end of year	£ (731)